Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
QDM Holdings Limited [Member]
Commitments and Contingencies

5. Commitments and Contingencies

Operating leases

The Company has entered into a non-cancellable office operating lease. The future aggregate minimum lease payments under this non-cancellable operating lease are as follows:

	Payments due by period
	Total	Less than 1 year	1-3 years	Over 3 years
Operating lease obligations (US$)	20,462	20,462	-	-

The Company recorded rent expenses of US$20,776 and US$19,049 in general and administrative expenses in the statements of operations and comprehensive loss during the six month periods ended September 30, 2020 and 2019, respectively.

Other commitments

The Company did not have other significant commitments, long-term obligations, or guarantees as of September 30 31, 2020.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our business, financial position, cash flows or results of operations taken as a whole. As of September 30, 2020, the Company is not a party to any material legal or administrative proceedings.

10. Commitments and Contingencies

Operating leases

The Group has entered into a non-cancellable office operating lease. The future aggregate minimum lease payments under this non-cancellable operating lease are as follows:

	Payments due by period
	Total	Less than 1 year	1-3 years	Over 3 years
Operating lease obligations (US$)	38,000	35,077	2,923	-

The Group recorded rent expenses of US$38,570 and US$62,949 in general and administrative expenses in the statements of operations and comprehensive loss during the years ended March 31, 2020 and 2019, respectively.

Other commitments

The Group did not have other significant commitments, long-term obligations, or guarantees as of March 31, 2020 and 2019.

Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our business, financial position, cash flows or results of operations taken as a whole. As of March 31, 2020, the Group is not a party to any material legal or administrative proceedings.